Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 549,107
Depreciation and amortization	188,161
Accrued payroll expenses	2,307
Deferred revenue	42
Other	307
Deferred tax assets	739,924
Less: valuation allowance	(701,727)
Total deferred tax assets	38,197
Deferred tax liabilities:
Depreciation and amortization	(22,134)
Other	(5)
Total deferred tax liabilities	(22,139)
Net deferred tax assets	$ 16,058
Predecessor
Deferred tax assets:
Net operating loss carryforwards		$ 52,568
Depreciation and amortization		35,873
Accrued payroll expenses		4,595
Deferred revenue		2,189
Other		1,119
Deferred tax assets		96,344
Less: valuation allowance		(86,495)
Total deferred tax assets		9,849
Deferred tax liabilities:
Depreciation and amortization		(6,505)
Deferred expenses		(1,459)
Other		(88)
Total deferred tax liabilities		(8,052)
Net deferred tax assets		$ 1,797